Schedule of financial investments (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial liabilities [line items]
Total		R$ 3,509,555	R$ 3,642,791
Current assets		3,492,710	3,627,227
Non current assets		16,845	15,564
Financial assets at amortised cost, class [member] | Time deposit investments member
Disclosure of financial liabilities [line items]
Total		106,271	53,941
Financial assets at fair value through profit or loss, category [member] | L f t and l f member
Disclosure of financial liabilities [line items]
Total	[1]	2,337,171	2,163,042
Financial assets at fair value through profit or loss, category [member] | Restricted funds investments member
Disclosure of financial liabilities [line items]
Total	[2]	852,362	1,338,289
Financial assets at fair value through profit or loss, category [member] | Other financial investments member
Disclosure of financial liabilities [line items]
Total		R$ 213,751	R$ 87,519

[1]	These financial instruments refer to Brazilian floating-rate government bonds (“LFTs”) issued by the Brazilian federal government and floating-rate bonds (“LFs”) issued by financial institutions. These bonds have original maturity above three months, immediate liquidity in the secondary market.
[2]	Include the following amounts: R$835,517 in restricted funds used in the program for relocation of residents in Alagoas (Note 26.1(i)); and R$16,845 of bank deposits with yields of approximately 100% of the CDI, and their use is related to the fulfillment of the contractual obligations of the debentures (Note 18).